Consolidated Statements of Other Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Net income	$ 28,290	$ 77,588	$ 67,192	$ 132,009
Unrealized loss on interest rate swaps, net	(173)	(831)	(630)	(1,991)
Comprehensive income	28,117	76,757	66,562	130,018
Less: comprehensive income attributable to the non-controlling interest	(1,457)	(1,202)	(2,648)	(1,587)
Comprehensive income attributable to Tsakos Energy Navigation Limited	$ 26,660	$ 75,555	$ 63,914	$ 128,431